Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3 - decimal	Dec. 27, 2023	Oct. 17, 2022
Exchange closing price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.98	9.82
Contractual conversion price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10	10
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.056	0.043
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.151	0.045